Financial Assets at FVTOCI	12 Months Ended
Dec. 31, 2020
Financial assets at fair falue through other comprehensive income [Abstract]
Financial Assets at FVTOCI
8.	FINANCIAL ASSETS AT FVTOCI

(1) Details of financial assets at FVTOCI as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Debt securities:
Korean treasury and government agencies	1,152,711	2,922,671
Financial institutions	17,769,924	17,996,660
Corporates	3,917,004	3,896,744
Bond denominated in foreign currencies	3,874,785	4,031,721
Securities loaned	80,737	100,345

Sub-total	26,795,161	28,948,141

Equity securities	935,370	1,080,788

Total	27,730,531	30,028,929

(2) Details of equity securities designated as financial assets at FVTOCI as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

Purpose of acquisition	December 31, 2019	December 31, 2020	Remarks
Investment for strategic business partnership purpose	678,846	778,657
Debt-equity swap	256,480	302,090
Others	44	41	Cooperative insurance, etc.

Total	935,370	1,080,788

(3) Changes in the allowance for credit losses and gross carrying amount of financial assets at FVTOCI are as follows (Unit: Korean Won in millions):

1) Allowance for credit losses

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(4,107)	(129)	—	(4,236)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(1,918)	(109)	—	(2,027)
Others(*)	86	—	—	86

Ending balance	(5,939)	(238)	—	(6,177)

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(5,939)	(238)	—	(6,177)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(3,297)	—	—	(3,297)
Disposal	615	238	—	853
Others(*)	52	—	—	52

Ending balance	(8,569)	—	—	(8,569)

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(8,569)	—	—	(8,569)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(1,529)	—	—	(1,529)
Disposal	764	—	—	764
Others(*)	(297)	—	—	(297)

Ending balance	(9,631)	—	—	(9,631)

(*)	Changes due to foreign currencies translation, etc.

2) Gross carrying amount

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	12,843,997	30,212	—	12,874,209
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	13,275,429	10,000	—	13,285,429
Disposal / Recovery	(9,146,307)	(15,047)	—	(9,161,354)
Gain (loss) on valuation	70,017	(59)	—	69,958
Amortization based on effective interest method	10,195	47	—	10,242
Others(*)	33,765	—	—	33,765

Ending balance	17,087,096	25,153	—	17,112,249

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	17,087,096	25,153	—	17,112,249
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	23,774,375	—	—	23,774,375
Disposal / Recovery	(14,224,358)	(25,000)	—	(14,249,358)
Gain (loss) on valuation	48,956	(153)	—	48,803
Amortization based on effective interest method	14,629	—	—	14,629
Business combination	24,985	—	—	24,985
Others(*)	69,478	—	—	69,478

Ending balance	26,795,161	—	—	26,795,161

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	26,795,161	—	—	26,795,161
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	22,970,010	—	—	22,970,010
Disposal / Recovery	(20,530,076)	—	—	(20,530,076)
Gain (loss) on valuation	17,957	—	—	17,957
Amortization based on effective interest method	(12,545)	—	—	(12,545)
Others(*)	(292,366)	—	—	(292,366)

Ending balance	28,948,141	—	—	28,948,141

(*)	Changes due to foreign currencies translation, etc.

(4) During the year ended December 31, 2019 and 2020, the Group sold its equity securities., designated as financial assets at FVTOCI in accordance with decision of disposal by the creditors, and the fair values at disposal dates were 34,841 million Won and 2,848 million Won, respectively and cumulative losses at disposal dates were 38,995 million Won and 3,665 million Won, respectively.